Stock-based compensation (Employee Share Investment Plan) (Details 10) shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2016 CAD participants shares	Dec. 31, 2015 CAD participants shares	Dec. 31, 2014 CAD participants shares
Share Based Compensation Arrangement By Employee Share Investment Plan Disclosures [Line Items]
Expense for Company contribution during period under employee share investment plan	CAD 76	CAD 61	CAD 161
Employee Share Investment Plan [Member]
Share Based Compensation Arrangement By Employee Share Investment Plan Disclosures [Line Items]
Maximum percentage of gross salary employee can contribute toward purchase of Company common stock (in hundredths)	10.00%
Maximum percentage of additional contribution made by the Company of amount invested by employee (in hundredths)	35.00%
Maximum percentage of gross salary employer can contribute toward purchase of Company common stock (in hundredths)	6.00%
Number of employees participating in plan and holding shares at balance sheet date | participants	19,108	19,728	18,488
Share purchases by Share Trusts (in shares) | shares	1.9	2.0	2.1
Expense for Company contribution during period under employee share investment plan	CAD 37	CAD 38	CAD 34